NET EARNINGS PER SHARE (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Numerator:
Numerator for basic net earnings per share - Net income	$ 16,518	$ 3,444	$ 3,945
Numerator for diluted net earnings per share - Net income	$ 16,518	$ 3,444	$ 3,945
Denominator:
Denominator for basic net earnings per share - weighted-average number of shares outstanding (in thousands)	7,998	7,820	7,725
Denominator for diluted net earnings per share - adjusted weighted average shares and assumed exercises (in thousands)	8,131	7,938	7,938
Basic net earnings per share	$ 2.07	$ 0.45	$ 0.51
Diluted net earnings per share	$ 2.03	$ 0.45	$ 0.50